Application of new and revised IFRS as issued by the IASB	12 Months Ended
Dec. 31, 2023
Application of new and revised IFRS as issued by the IASB
Application of new and revised IFRS as issued by the IASB

Note 3.  Application of new and revised IFRS as issued by the IASB

a.	Amendments to IFRSs and the new interpretation that are mandatorily effective for the current year

Effective Date
New, Revised or Amended Standards and Interpretations	Announced by IASB
Amendments to IAS 1 “Disclosure of Accounting Policies”	January 1, 2023
Amendments to IAS 8 “Definition of Accounting Estimates”	January 1, 2023
Amendments to IAS 12 “Deferred Tax related to Assets and Liabilities arising from a Single Transaction”	January 1, 2023
Amendments to IAS 12 “International Tax Reform—Pillar Two Model Rules”	May 23, 2023

The Company believes that the adoption of the above amendments to IFRSs did not have a material impact on its consolidated financial statements.

b.	New and revised standards, amendments and interpretations in issue but not yet effective

In preparing the accompanying consolidated financial statements, the Company has not adopted the following International Financial Reporting Standards (“IFRS”), International Accounting Standards (“IAS”), Interpretations developed by the International Financial Reporting Interpretations Committee (“IFRIC”) or the former Standing Interpretations Committee (“SIC”) issued by the International Accounting Standards Board (“IASB”) (collectively, “IFRSs”).

Effective Date
New, Revised or Amended Standards and Interpretations	Announced by IASB
Amendments to IFRS 10 and IAS 28 “Sale or Contribution of Assets Between an Investor and Its Associate or Joint Venture”	Effective date to be determined by IASB
IFRS16 “Requirements for Sale and Leaseback Transactions”	January 1, 2024
Amendments to IAS 1 “Classification of Liabilities as Current or Non-current”	January 1, 2024
Amendments to IAS 1 “Non-current Liabilities with Covenants”	January 1, 2024
Amendments to IAS 7 and IFRS 7 “Supplier Finance Arrangement”	January 1, 2024
Amendments to IAS 21 “Lack of Exchangeability”	January 1, 2025

As of the date of the consolidated financial statements were authorized for issue, the Company continues in assessing possible impacts that application of the abovementioned amendments will have on the Company’s financial position and financial performance and will disclose these impacts when the assessment is completed.